Share-Based Compensation - Schedule of company's stock options outstanding (Details)	12 Months Ended
Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Options Outstanding	15,503,748
Options Exercisable	14,175,425
Maximum
Class of Warrant or Right [Line Items]
Exercise price	$0.52
March 5, 2022
Class of Warrant or Right [Line Items]
Expiry Date	Mar. 05, 2022
Exercise price	0.65
Weighted average life to expiry (years)	2 months 4 days
Options Outstanding	634,541
Options Exercisable	634,541
March 5, 2023
Class of Warrant or Right [Line Items]
Expiry Date	Mar. 05, 2023
Exercise price	2.59
Weighted average life to expiry (years)	1 year 2 months 4 days
Options Outstanding	405,251
Options Exercisable	270,167
March 31, 2024
Class of Warrant or Right [Line Items]
Expiry Date	Mar. 31, 2024
Exercise price	0.65
Weighted average life to expiry (years)	2 years 3 months
Options Outstanding	73,811
Options Exercisable	73,811
March 5, 2025
Class of Warrant or Right [Line Items]
Expiry Date	Mar. 05, 2025
Exercise price	8.64
Weighted average life to expiry (years)	3 years 2 months 4 days
Options Outstanding	405,251
December 31, 2025
Class of Warrant or Right [Line Items]
Expiry Date	Dec. 31, 2025
Exercise price	0.65
Weighted average life to expiry (years)	4 years
Options Outstanding	11,578
Options Exercisable	11,578
February 2, 2026
Class of Warrant or Right [Line Items]
Expiry Date	Feb. 02, 2026
Exercise price	0.65
Weighted average life to expiry (years)	4 years 1 month 2 days
Options Outstanding	57,893
Options Exercisable	57,893
February 17, 2026
Class of Warrant or Right [Line Items]
Expiry Date	Feb. 17, 2026
Exercise price	0.22
Weighted average life to expiry (years)	4 years 1 month 17 days
Options Outstanding	448,861
Options Exercisable	448,861
February 17, 2026 | Minimum
Class of Warrant or Right [Line Items]
Exercise price	0.22 - $0.52
June 1, 2028
Class of Warrant or Right [Line Items]
Expiry Date	Jun. 01, 2028
Exercise price	0.65
Weighted average life to expiry (years)	6 years 5 months 1 day
Options Outstanding	12,192,914
Options Exercisable	11,404,926
June 1, 2028 | Minimum
Class of Warrant or Right [Line Items]
Exercise price	0.65 - $8.64
June 1, 2028 | Maximum
Class of Warrant or Right [Line Items]
Exercise price	$8.64
June 30, 2028
Class of Warrant or Right [Line Items]
Expiry Date	Jun. 30, 2028
Exercise price	2.59
Weighted average life to expiry (years)	6 years 6 months
Options Outstanding	1,273,648
Options Exercisable	1,273,648